Convertible unsecured senior notes	12 Months Ended
Mar. 31, 2026
Senior Notes [Abstract]
Convertible unsecured senior notes
23.
Convertible unsecured senior notes

In May 2024, the Company issued convertible unsecured senior notes for an aggregate principal amount of US$5.0 billion due on June 1, 2031 (the “2024 Convertible Senior Notes”). The 2024 Convertible Senior Notes are senior unsecured obligations, and interest at an annual rate of 0.5% is payable in arrears semiannually. The 2024 Convertible Senior Notes may be converted into the Company’s ADSs, at the option of holders, at any time prior to the maturity date at an initial conversion rate of 9.5202 ADSs per US$1,000 principal amount.

In September 2025, the Company issued zero coupon convertible unsecured senior notes for an aggregate principal amount of approximately US$3.2 billion due on September 15, 2032 (the “2025 Convertible Senior Notes”). The 2025 Convertible Senior Notes are senior unsecured obligations. The 2025 Convertible Senior Notes may be converted into the Company’s ADSs, at the option of holders, at any time from March 15, 2032 until maturity at an initial conversion rate of 5.1773 ADSs per US$1,000 principal amount, and may be convertible prior to March 15, 2032 only upon satisfaction of certain conditions.

The initial conversion rates are subject to adjustment in some events such as dividend distribution. In addition, in the event of a fundamental change that occurs prior to the respective maturity dates or following the Company’s delivery of a notice of redemption, the Company will increase the initial conversion rates respectively, which shall not exceed 12.3762 ADSs per US$1,000 principal amount for the 2024 Convertible Senior Notes and 6.7953 ADSs per US$1,000 principal amount for the 2025 Convertible Senior Notes, for a holder who elects to convert its notes in connection with such a fundamental change or such notice of redemption. Such make-whole adjustments are subject to the same adjustments as the respective initial conversion rates noted above. Upon conversion, the Company will pay or deliver, at its election, cash, ADSs, or a combination of cash and ADSs. Holders may also elect to receive ordinary shares in lieu of any ADSs deliverable upon conversion, with each ADS representing eight ordinary shares.

23.
Convertible unsecured senior notes (Continued)

As of March 31, 2026, the adjusted conversion rate for the 2024 Convertible Senior Notes was 9.8915 ADSs per US$1,000 principal amount, and the adjusted conversion rate taking into account the make-whole adjustments was 12.8589 ADSs per US$1,000 principal amount. As of March 31, 2026, the conversion rate for the 2025 Convertible Senior Notes remained unadjusted at its initial conversion rate.

The Company may redeem for cash all but not part of the respective convertible senior notes in the event of certain tax law changes, or at any time if less than 10% of the aggregate principal amount of the respective convertible senior notes originally issued remains outstanding. The Company may also redeem for cash all or part of the 2024 Convertible Senior Notes and the 2025 Convertible Senior Notes on or after June 8, 2029 and September 20, 2030, respectively, provided that the Company’s ADS price has been at least 130% of the then effective conversion price for a specific period of time and on the specified date. The redemption price will be equal to the principal amount of the notes being redeemed plus accrued and unpaid interest, if any, to, but excluding, the related redemption date.

Holders have the right to require the Company to repurchase for cash all or part of the 2024 Convertible Senior Notes and the 2025 Convertible Senior Notes on June 1, 2029 and September 15, 2030, respectively, or in the event of a fundamental change, subject to certain conditions. The repurchase price will be equal to the principal amount of the notes being repurchased plus accrued and unpaid interest, if any, to, but excluding, the related repurchase date.

As of March 31, 2025 and 2026, the unamortized debt discounts and debt issuance costs of the 2024 Convertible Senior Notes were RMB424 million and RMB308 million, respectively, and the fair value of the 2024 Convertible Senior Notes, based on level 2 inputs, was US$7,151 million (RMB51,854 million) and US$6,929 million (RMB47,869 million), respectively.

As of March 31, 2026, the unamortized debt discounts and debt issuance costs of the 2025 Convertible Senior Notes were RMB258 million, and the fair value of the 2025 Convertible Senior Notes, based on level 2 inputs, was US$3,047 million (RMB21,050 million).

For the years ended March 31, 2025 and 2026, the effective interest rate for the 2024 Convertible Senior Notes was approximately 0.8%. For the year ended March 31, 2026, the effective interest rate for the 2025 Convertible Senior Notes was approximately 0.3%.

In connection with the issuance of the convertible senior notes, the Company entered into capped call transactions with certain financial institutions at a cost of US$638 million (RMB4,612 million) and US$184 million (RMB1,309 million) for the 2024 Convertible Senior Notes and the 2025 Convertible Senior Notes, respectively, which are expected to reduce potential dilution and/or offset cash payments upon conversion. The cap prices of the capped call transactions for the 2024 Convertible Senior Notes and the 2025 Convertible Senior Notes are initially US$161.60 per ADS and US$235.46 per ADS, respectively. The capped prices are subject to adjustments similar to the adjustments on the conversion rates of the respective convertible senior notes. The capped call transactions may be settled in cash at the Company’s election.